Condensed Interim Balance Sheets - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Current assets
Vessels Held For Sale	$ 37,083,985	$ 37,083,985
Cash and cash equivalents	47,470,436	40,109,382
Receivables, trade	20,245,597	26,189,316
Working capital advances	3,475,000	3,475,000
Prepayments	1,130,488	1,042,359
Advances and deposits	5,006,659	3,511,872
Other receivables	23,953	23,953
Inventories	4,300,202	3,969,483
Total current assets	118,736,320	115,405,350
Non-current assets
Vessels and vessel equipment, net	651,917,546	658,628,933
Deferred drydock expenditure, net	3,756,659	3,730,374
Leasehold improvements, net	502,277	0
Other non-current assets, net	592,014	432,951
Total non-current assets	656,768,496	662,792,258
TOTAL ASSETS	775,504,816	778,197,608
Current liabilities
Payables, trade	9,652,632	12,482,540
Charter revenue received in advance	2,569,505	1,192,317
Other payables	106,479	144,932
Accrued interest on loans	2,133,741	1,752,226
Current portion of long-term debt	35,125,804	27,014,500
Current portion of capital lease obligations	26,239,253	26,771,911
Total current liabilities	75,827,414	69,358,426
Non-current liabilities
Non-current portion of long-term debt	350,850,570	361,227,904
Total non-current liabilities	350,850,570	361,227,904
Equity
Share capital	263,990	263,297
Additional paid in capital	339,099,530	338,226,370
Treasury stock	(4,272,477)	(1,278,546)
Accumulated surplus	13,735,789	10,400,157
Total equity	348,826,832	347,611,278
TOTAL LIABILITIES AND EQUITY	$ 775,504,816	$ 778,197,608